Related party transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Feb. 15, 2022
Related Party Transaction [Line Items]
Sublease fee	$ 0	$ 0	$ 0	$ 387,750
Advance from shareholders	85,581		85,581		$ 85,200
Anivia [Member]
Related Party Transaction [Line Items]
Advance from shareholders						$ 92,246
MII Strategy Inc [Member]
Related Party Transaction [Line Items]
Other receivable	$ 59,901		$ 59,901